BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 4,096	$ 16,537
Short term deposit	6,085	0
Restricted cash	10	34
Prepaid clinical trial expenses and deferred clinical trial costs	1,728	1,728
Prepaid expenses and other current assets	365	721
Total current assets	12,284	19,020
Property and equipment, net	44	53
Total assets	12,328	19,073
Current liabilities:
Trade payables	209	136
Employees and related liabilities	499	423
Accrued expenses	356	198
Total current liabilities	1,064	757
Non-current liabilities:
Provision for unrecognized tax positions	243	234
Total non-current liabilities	243	234
Total liabilities	1,307	991
Commitments
Shareholders’ Equity:
Ordinary shares, NIS 0.03 par value; Authorized: 26,666,667 shares as of December 31, 2022 and 2021, respectively; Issued and outstanding: 10,634,166 and 10,482,056 shares as of December 31, 2022 and 2021, respectively.	94	94
Additional paid-in capital	43,446	41,715
Accumulated deficit	(32,519)	(23,727)
Total shareholders’ equity	11,021	18,082
Total liabilities and shareholders’ equity	$ 12,328	$ 19,073